Employee Benefit Plans (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Employer match	3.00%	3.00%
Defined benefit plan contributions by employer percent	6.00%	6.00%
Defined Benefit Plan, Contributions by Employer	$ 716,000	$ 725,000
Defined Benefit Plan Contributions Minimum Required Contribution	758,000
Estimated prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic cost	$ 79,000
Assumed overall expected long-term rate of return on pension plan assets (in percent)	7.00%	7.00%	7.00%
Annual return on plan assets	(0.40%)	8.30%	19.10%	11.40%	0.10%
Estimated pension expense	$ 1,200,000	$ 1,400,000